Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to Bitauto Holdings Limited	¥ (608,352)	¥ (1,611,114)	¥ (541,345)
(Loss)/Income allocation to participating securities of subsidiaries	28,336	(2,936)	0
Numerator for basic net loss per share	(580,016)	(1,614,050)	(541,345)
Dilutive effect of redeemable convertible preference shares and share options of subsidiaries	0	(11,036)	0
Numerator for diluted net loss per share	¥ (580,016)	¥ (1,625,086)	¥ (541,345)
Denominator:
Weighted average number of shares - basic	71,305,353	70,154,910	65,160,205
Dilutive effect of potentially issuable ordinary shares	0	0	0
Weighted average number of shares - diluted	71,305,353	70,154,910	65,160,205
Net loss per ordinary share - basic	¥ (8.13)	¥ (23.01)	¥ (8.31)
Net loss per ordinary share - diluted	¥ (8.13)	¥ (23.16)	¥ (8.31)